Deferred Income Tax and income Tax Expense - Schedule of Analysis of Deferred Tax Assets and Deferred Tax Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	₩ 672,957	₩ 679,948
Deferred tax liabilities	(1,151,424)	(919,996)
Deferred tax assets after offsetting	672,957	679,948
Deferred tax liabilities after offsetting	1,151,424	919,996
Total amounts
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	2,602,888	2,393,802
Deferred tax liabilities	(3,081,355)	(2,633,850)
Total amounts | Less than 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	491,258	417,425
Deferred tax liabilities	(841,568)	(748,888)
Total amounts | Over 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	2,111,630	1,976,377
Deferred tax liabilities	₩ (2,239,787)	₩ (1,884,962)